Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pacific Gas And Electric Company [Member]
Customer advances for construction	$ 90	$ 101
Reserve for damages	161	175
Environmental reserve	152	97
Compensation	167	229
Net operating loss carryforward	890	938
GHG Allowances	108	34
Other	135	34
Total deferred income tax assets	1,703	1,804
Regulatory balancing accounts	261	256
Property related basis differences	8,048	7,449
Income tax regulatory asset	748	663
Other	151	173
Total deferred income tax liabilities	9,208	8,541
Total net deferred income tax liabilities	7,505	6,737
Included in current liabilities (assets)	(318)	(11)
Included in noncurrent liabilities	7,823	6,748
Utility [Member]
Customer advances for construction	90	101
Reserve for damages	161	175
Environmental reserve	152	97
Compensation	102	179
Net operating loss carryforward	670	736
GHG Allowances	108	34
Other	128	221
Total deferred income tax assets	1,411	1,543
Regulatory balancing accounts	261	256
Property related basis differences	8,038	7,447
Income tax regulatory asset	748	663
Other	86	99
Total deferred income tax liabilities	9,133	8,465
Total net deferred income tax liabilities	7,722	6,922
Included in current liabilities (assets)	(320)	(17)
Included in noncurrent liabilities	$ 8,042	$ 6,939